COVID-19 Considerations (Details) € in Thousands, $ in Millions	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 EUR (€)	Aug. 28, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Cash and cash equivalents	€ 51,690		€ 182,783		€ 226,139	€ 104,072
Borrowings	723,230		720,856		625,676
Undrawn borrowing facilities	76,700
Trade payables	166,103		147,477		237,319
Payables to merchants	62,825		48,190		113,128
Payables to tourists, unclaimed	67,800
Senior Debt Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	623,600
Senior Debt Facility | Cost
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	630,000		630,000		0
Senior Debt Facility | Capitalized financing fees
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	6,400
Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				€ 99,000
Undrawn borrowing facilities	900		800
Notional amount				€ 100,000
Revolving Credit Facility (RCF) | Cost
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	99,000		99,000		0
Other bank overdraft
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	676		111		1,081
Other bank overdraft | Cost
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	676		111		1,081
Supplementary Liquidity Facility
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities	67,400
Notional amount | $		$ 75.0
Local Credit Facilities
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities	8,400
Notional amount	€ 8,400		€ 18,200		€ 21,400